SHARE BASED COMPENSATION - Restricted Shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based compensation	¥ 862,642	¥ 1,000,869	¥ 9,884
Vesting of restricted share units (in shares)	5,792,846
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested as of beginning of the period	6,814,460	318,600
Granted	20,800,000	16,684,600
Vested	(10,671,778)	(10,188,740)
Unvested as of end of the period	16,942,682	6,814,460	318,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested as of beginning of the period	¥ 72.38	¥ 86.38
Granted	68.87	72.10
Vested	70.00	72.08
Unvested as of end of the period	¥ 69.57	¥ 72.38	¥ 86.38
Share-based compensation	¥ 721,000	¥ 968,000	¥ 9,000
Unrecognized compensation expenses	¥ 968,000	¥ 256,000	¥ 20,000
Weighted-average period	5 years 8 months 12 days	2 years 3 months 10 days	4 years 6 months 29 days